Share Capital - Warrant Derivative Liabilities (Details) $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Beginning balance	$ 37,297	$ 28,945	$ 9,634	$ 7,128
Unrealized gains on derivative liability	(27,663)	(21,817)	(9,158)	(6,775)
Ending balance	9,634	7,128	476	353
November 2020 Offering
Disclosure of classes of share capital [line items]
Beginning balance	4,014	3,113	75	54
Unrealized gains on derivative liability	(3,939)	(3,059)	(75)	(54)
Ending balance	75	54	0	0
January 2021 Offering
Disclosure of classes of share capital [line items]
Beginning balance	1,531	1,188	45	33
Unrealized gains on derivative liability	(1,486)	(1,155)	(45)	(33)
Ending balance	45	33	0	0
June 2022 Offering
Disclosure of classes of share capital [line items]
Beginning balance	31,752	24,644	9,514	7,041
Unrealized gains on derivative liability	(22,238)	(17,603)	(9,038)	(6,688)
Ending balance	$ 9,514	$ 7,041	$ 476	$ 353